Risk Management - Summary of Exchange Rates of Financial Statements for One US Dollar (Details) - Exchange Rate Risks	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial risk management [line items]
Average exchange rate	17.7338	20.1205	20.2822
Closing exchange rate	16.8935	19.3615	20.3058